Partners’ Equity (Details Narrative) - USD ($)	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 02, 2020	Jul. 20, 2015	Oct. 23, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common unitholders - units outstanding				36,802,247	36,802,247
General Partner unitholders - units outstanding				35,526
General Partner unitholders - units issued				35,526	35,526
Proceeds from Issuance of Common Limited Partners Units				$ 0	$ 3,407,000	$ 297,000
A&R Sales Agreement [Member]
Issuance of units in public offering					1,189,667	122,580
Maximum aggregate offering price	$ 30,000,000
Proceeds from Issuance of Common Limited Partners Units					$ 3,300,000	$ 300,000
General Partner [Member]
General Partner Distributions				$ 0	$ 0	$ 0
Distribution 1 - FY 2018
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 18, 2018
Distributions per unit declared - distribution date				May 03, 2018
Distributions per unit declared - record date				Apr. 26, 2018
Distribution 1 - FY 2018 | Minimum [Member]
Distributions paid, Per unit				$ 0.25
Distribution 1 - FY 2018 | Maximum [Member]
Distributions paid, Per unit				$ 0.4225
Distribution 1 - FY 2019
Distribution Made To Limited Partner And General Partner Announcement Date				Jan. 25, 2019
Distributions per unit declared - distribution date				Feb. 14, 2019
Distributions per unit declared - record date				Feb. 07, 2019
Distribution 1 - FY 2019 | Minimum [Member]
Distributions paid, Per unit				$ 0.0625
Distribution 1 - FY 2019 | Maximum [Member]
Distributions paid, Per unit				0.25
Minimum Quarterly Distribution [Member] | Minimum [Member] | Total Quarterly Distribution Target Amount [Member]
Distribution Per Unit				$ 0.365			$ 0.365
Sponsor [Member]
Common unitholders - units outstanding				15,595,000
Series A Preferred Stock [Member]
Issuance of units in public offering		3,000,000
Fixed payment rate per annum		9.00%
Preferred stock liquidation preference		$ 25
Proceeds from issuance of preferred units, net of offering costs		$ 72,300,000
Underwriting discounts and commissions		2,400,000
Offering costs		$ 300,000
Units outstanding				3,000,000	3,000,000
Units issued				3,000,000	3,000,000
Series A Preferred Stock [Member] | Any Time On Or After August 2020 [Member]
Redemption price per share				$ 25
Series A Preferred Stock [Member] | Distribution From November 12, 2021 to February 11, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jan. 20, 2022
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Feb. 14, 2022
Distributions per unit declared - record date				Feb. 07, 2022
Series A Preferred Stock [Member] | Distribution From February 12, 2022 to May 11, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 20, 2022
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				May 12, 2022
Distributions per unit declared - record date				May 05, 2022
Series A Preferred Stock [Member] | Distribution From May 12, 2022 to August 11, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jul. 21, 2022
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Aug. 12, 2022
Distributions per unit declared - record date				Aug. 05, 2022
Series A Preferred Stock [Member] | Distribution From August 12, 2022 to November 11, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Oct. 21, 2022
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Nov. 14, 2022
Distributions per unit declared - record date				Nov. 07, 2022
Series B Preferred Stock [Member]
Issuance of units in public offering			2,200,000
Preferred stock liquidation preference			$ 25
Proceeds from issuance of preferred units, net of offering costs			$ 53,000,000
Underwriting discounts and commissions			$ 2,000,000
Units outstanding				2,200,000	2,200,000
Units issued				2,200,000	2,200,000
Series B Preferred Stock [Member] | From November 2023 [Member]
Preferred Stock, Dividend Payment Rate, Variable				three-month LIBOR
Preferred Stock Dividend Basis Spread On Variable Rate 1				5.593%
Series B Preferred Stock [Member] | Any Time On Or After November 2023 [Member]
Redemption price per share				$ 25
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 2023 [Member]
Fixed payment rate per annum				8.75%
Series B Preferred Stock [Member] | Distribution From November 22, 2021 to February 21, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jan. 31, 2022
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				Feb. 22, 2022
Distributions per unit declared - record date				Feb. 14, 2022
Series B Preferred Stock [Member] | Distribution From February 22, 2022 to May 21, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 29, 2022
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				May 23, 2022
Distributions per unit declared - record date				May 16, 2022
Series B Preferred Stock [Member] | Distribution From May 22, 2022 to August 21, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jul. 29, 2022
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				Aug. 22, 2022
Distributions per unit declared - record date				Aug. 15, 2022
Series B Preferred Stock [Member] | Distribution From August 22, 2022 to November 21, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Oct. 31, 2022
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				Nov. 22, 2022
Distributions per unit declared - record date				Nov. 15, 2022